Equity (Share-based Payments to Employees, Non-marketable Options, Movement) (Details) - Non-marketable options [Member] - Share Share in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance as at start of year	12	27
Granted during the year	12
Expired during the year		1
Forfeited during the year	(2)
Exercised during the year	(7)	(16)
Balance as at end of year	15	12